Stock Transaction - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Stock Transactions [Line Items]
Initial public stock offering, date	October 11, 2005
Initial public stock offering	51,627,094
Public shares outstanding	44.40%
Investors bank employee stock ownership plan	4,254,072
Common stock, shares outstanding	111,915,882	110,937,672	112,155,719
Company contributed cash for common stock issued	$ 5,200,000
Stock issue expense, pre tax	20,700,000
Proceeds from issuance initial public offering	509,700,000
Stock subscription proceeds	557,900,000
Percentage of shares to be repurchased	0.10
Number of shares authorized to be repurchased	3,876,523,000,000
Stock repurchase program, completion date	Jul. 25, 2011
Number of remaining shares authorized to be repurchased	2,188,260
Stock repurchased during period, shares	60,652	2,413,455
Stock repurchased during period, value	902,000	32,500,000
Stock repurchase cost, per share	$ 14.88	$ 13.46
Shares allocated to fund the restricted stock	3,412,701	2,928,701
Dividends declared per share	$ 0.05
Investors Bancorp, MHC
Stock Transactions [Line Items]
Public shares outstanding	54.94%
Common stock, shares outstanding	64,844,373
Investors Bank Charitable Foundation
Stock Transactions [Line Items]
Public shares outstanding	1.33%
Common stock, shares outstanding	1,548,813
Investors Bank
Stock Transactions [Line Items]
Proceeds from issuance initial public offering	$ 255,000,000